Stockholders' Equity (Details Narrative) - USD ($)						12 Months Ended
	Oct. 02, 2017	Sep. 25, 2017	Jan. 23, 2017	Dec. 01, 2016	Apr. 13, 2016	Jul. 31, 2018	Jul. 31, 2017	Nov. 23, 2015	Aug. 29, 2014
Preferred stock shares authorized						5,000,000	5,000,000
Preferred stock shares par value						$ 0.01	$ 0.01
Preferred stock shares issued
Preferred stock shares outstanding
Common stock shares authorized						100,000,000	100,000,000
Common stock shares par value						$ 0.01	$ 0.01
Number of warrants to purchase common stock							342,116
Proceeds from issuance of common shares							$ 1,049,000
Inducement to exercise warrants						876,000
Warrant exercise price per share
Value of shares issued for services						172,000
Net exercise of warrants							5,335
Proceeds from warrant exercises						2,632,000	$ 185,000
Two Year Service Agreement [Member] | Business Development Services [Member]
Number of common shares issued for services	50,000
Value of shares issued for services	$ 51,000
Addition expense related to services						21,000
Two Year Service Agreement [Member] | General Financial Advisory Services [Member]
Number of common shares issued for services					250,000
Value of shares issued for services					$ 290,000
Addition expense related to services						$ 101,000	$ 144,000
Private Placement Offering [Member]
Number of warrants to purchase common stock			396,469	1,176,472		151,294
Shares issued price per share			$ 0.85	$ 0.85
Proceeds from issuance of common shares			$ 337,000	$ 1,000,000
Issuance of share of common stock			396,469	1,176,472
Warrant term			5 years	5 years
Warrant exercise price per share			$ 1.25	$ 1.25		$ 1.275
Aggregate cash fees paid to placement agent						$ 128,600
Due diligence fees paid						12,000
Reimbursement of counsel fees						35,000
Proceeds from private placement						$ 1,049,000
2014 Warrant [Member]
Number of warrants to purchase common stock		1,491,649				2,533,331			4,104,980
Shares issued price per share						$ 0.75
2014 Warrant [Member] | Maximum [Member]
Shares issued price per share									$ 0.75
2014 Warrant [Member] | Minimum [Member]
Shares issued price per share									$ 0.60
2015 Warrant [Member]
Number of warrants to purchase common stock								1,986,101
2015 Warrant [Member] | Maximum [Member]
Shares issued price per share								$ 0.45
2015 Warrant [Member] | Minimum [Member]
Shares issued price per share								$ 0.40
2017 Warrant [Member]
Number of warrants to purchase common stock		1,396,470	1,572,941			176,471
Shares issued price per share						$ 1.25
Proceeds from issuance of common shares		$ 2,720,000
2017 Warrant [Member] | Maximum [Member]
Shares issued price per share			$ 1.25
2017 Warrant [Member] | Minimum [Member]
Shares issued price per share			$ 0.85
Original Warrants [Member]
Warrant expiration date						Sep. 25, 2017
Number of warrants exercise during the period						573,057
2015 Warrant [Member]
Number of warrants to purchase common stock		1,599,135				268,909
Proceeds from issuance of common shares						$ 107,000
2015 Warrant [Member] | Garden State Securities Inc [Member]
Number of warrants to purchase common stock						4,756,163
Proceeds from issuance of common shares						$ 2,632,000
Warrant [Member]
Issuance of share of common stock						158,342	4,179
Number of warrants exercise during the period						4,756,163
Net exercise of warrants						198,057
Derivative Instruments [Member]
Number of warrants exercise during the period							236,116
Equity Instruments [Member]
Number of warrants exercise during the period							106,000